Changes in significant accounting policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Changes in significant accounting policies	Changes in significant accounting policiesThe accounting policies adopted in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the Group's consolidated financial statements as at and for the year ended December 31, 2021, that have been prepared in accordance with IFRS.